Expense Example, No Redemption - The Rebuild America ETF - The Rebuild America ETF Class	Sep. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	$ 208